Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables [text block]
(€ million)	December 31, 2017	December 31, 2016
Trade payables	10,890	11,038
Advances	797	526
Other payables
- related to capital expenditures	2,094	2,158
- others	2,967	2,981
	5,061	5,139
	16,748	16,703

Disclosure of detailed information of other payables [Text Block]

Other payables were as follows:

(€ million)	December 31, 2017	December 31, 2016
Payables related to capital expenditures due to
Suppliers in relation to investing activities	1,804	1,835
Joint venture partners in exploration and production activities	264	219
Other	26	104
	2,094	2,158
Other payables
Joint venture partners in exploration and production activities	1,968	2,057
Employees	184	180
Social security entities	84	94
Non-financial government entities	23	6
Other	708	644
	2,967	2,981
	5,061	5,139